Fair Value Measurements - Fair value hierarchy (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Financial assets:
Current derivative assets	$ 2,133	$ 2,276
Non-current derivative assets	2,250	1,908
Financial liabilities:
Current derivative liabilities		247
Non-current derivative liabilities	161	909
Recurring | Carrying Value
Financial assets:
Cash and cash equivalents	95,255	88,983
Financial liabilities:
Long-term debt, current and non-current	905,915	959,633
Recurring | Carrying Value | Interest rate swap contracts
Financial assets:
Current derivative assets	2,133	2,276
Non-current derivative assets	2,250	1,908
Financial liabilities:
Current derivative liabilities		247
Non-current derivative liabilities	161	909
Recurring | Fair Value
Financial assets:
Cash and cash equivalents	95,255	88,983
Financial liabilities:
Long-term debt, current and non-current	889,741	941,525
Recurring | Fair Value | Interest rate swap contracts
Financial assets:
Current derivative assets	2,133	2,276
Non-current derivative assets	2,250	1,908
Financial liabilities:
Current derivative liabilities		247
Non-current derivative liabilities	161	909
Recurring | Fair Value | Quoted Price in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	95,255	88,983
Recurring | Fair Value | Significant Other Observable Inputs (Level 2)
Financial liabilities:
Long-term debt, current and non-current	889,741	941,525
Recurring | Fair Value | Significant Other Observable Inputs (Level 2) | Interest rate swap contracts
Financial assets:
Current derivative assets	2,133	2,276
Non-current derivative assets	2,250	1,908
Financial liabilities:
Current derivative liabilities		247
Non-current derivative liabilities	$ 161	909
Non-Recurring | Carrying Value
Financial liabilities:
Non-current asset: Vessel		59,498
Non-Recurring | Fair Value
Financial liabilities:
Non-current asset: Vessel		59,498
Non-Recurring | Fair Value | Significant Unobservable Inputs (Level 3)
Financial liabilities:
Non-current asset: Vessel		$ 59,498